Changes in Equity and Earnings Per Share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Changes in Equity and Earnings Per Share
23.	CHANGES IN EQUITY AND EARNINGS PER SHARE

STATEMENT OF CAPITAL

The tables below summarize the changes in issued capital and treasury shares during 2017:

ISSUED CAPITAL	Issued capital
	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

TREASURY SHARES	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	85.5	(8 980)	(1 452)
Changes during the period	—	—	—

	85.5	(8 980)	(1 452)

The 2016 equity was impacted by the Combination with SAB. The Combination was implemented through a series of steps and completed on the 10th of October. During the final step of the proposed structure, the former Anheuser-Busch InBev SA/NV (the “former AB InBev”) has merged into Newbelco SA/NV (“Newbelco”), and Newbelco has become the holding company for the combined former AB InBev and SAB groups. All assets and liabilities of the former AB InBev have been transferred to Newbelco, and Newbelco has automatically been substituted for the former AB InBev in all its rights and obligations by operation of Belgian law. Newbelco has been renamed Anheuser-Busch InBev SA/NV, and the former AB InBev has been dissolved by operation of Belgian law.

The combination resulted in a series of equity reorganizations:

•	On 6 October 2016, Newbelco issued 163 276 737 100 ordinary shares (“Initial Newbelco Shares”) to SAB shareholders through a capital increase of 85 531m euro represented by 8 553m euro capital (9 528 m US dollar) and 76 978m euro share premium (85 754m US dollar), as consideration for 1 632 767 371 ordinary shares of SAB pursuant to a UK law court-sanctioned scheme of arrangement (the “UK Scheme”).

•	Following completion of the tender offer, AB InBev acquired 102 890 758 014 Initial Newbelco Shares tendered into the Belgian offer equivalent to 555 466 167 new ordinary shares considering the consolidation factor of 185.233168056448 defined in the UK Scheme.

•	Based on the terms of the UK Scheme, all Initial Newbelco Shares not tendered to AB InBev in the context of the Belgian offer (i.e. 60 385 979 086 Initial Newbelco Shares) were reclassified into 325 999 817 restricted shares, in accordance with the mechanism by which any Initial Newbelco Shares that were retained after closing of the Belgian offer were automatically reclassified and consolidated.

•	After the Belgian offer and, upon completion of the Belgian merger, all shares acquired by AB InBev in the Belgian offer were cancelled except for the equivalent of 85 000 000 of new ordinary shares, which were retained by Newbelco and held as treasury after completion of the Belgian Merger, as decided by the general meeting of Newbelco in the notarial deed approving the merger of former AB InBev into Newbelco and in accordance with the Belgian Companies Code. As a result of the merger the share premium was reduced by 52 522m euro (58 510m US dollar) against undistributable reserves, 44 485m euro (49 556m US dollar) of such reserves were cancelled upon cancellation of the shares acquired by AB InBev in the Belgian offer, and 8 037m euro (8 953m US dollar) undistributable reserves remained outstanding against the 85 000 000 treasury shares in accordance with Belgian Companies Code.

Upon the merger, the capital and share premium of Newbelco were further reorganized. Newbelco’s share capital was reduced by 8 553m euro (9 528m US dollar) and its issue premium account was reduced by 24 456m euro (27 244m USD) to create distributable reserves of 33 009m euro (36 772m US dollar) as decided by the general meeting of Newbelco in the notarial deed approving the merger of former AB InBev into Newbelco and in accordance with the Belgian Companies Code. Each such step became effective simultaneously with the merger of former AB InBev into Newbelco upon completion of the SAB transaction.

As discussed in Note 6 – Acquisition and disposal of subsidiaries, in accordance with IFRS, the merger between the former AB InBev into Newbelco is considered for accounting purposes as a reverse acquisition, operation by which Newbelco legally absorbed assets and liabilities of former AB InBev. As a consequence, the legal acquirer (Newbelco) is the accounting acquiree and the legal acquiree (former AB InBev) is the accounting acquirer.

IFRS 3 requires that the comparative equity structure of the accounting acquirer (former AB InBev) be restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the legal parent issued in the reverse acquisition. As the exchange ratio resulting from the Belgian Merger represented one new ordinary share issued to the AB InBev shareholders in exchange for one former AB InBev Share, without any cash compensation, no restatement of comparative figures was deemed needed.

The tables below summarize the changes in issued capital and treasury shares during 2016:

Issued capital
FORMER AB INBEV – PRE MERGER	Million shares	Million US dollar

At the end of the previous year and pre-merger	1 608	1 736

	1 608	1 736

Issued capital
ISSUED CAPITAL – IMPACT MERGER	Million shares	Million US dollar

6 October capital increase	881	9 528
Cancellation of acquired shares	(470)	—
Share for share exchange former AB InBev	1 608	1 736
Transfer to reserves	—	(9 528)

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

TREASURY SHARES	Treasury shares		Result on the use of treasury shares[16]
	Million shares	Million US dollar	Million US dollar

At the end of the previous year	1.9	(202)	(1 424)
Treasury shares as a result of the Belgian Merger	85.0	(8 953)	—
Other changes during the period	(1.4)	175	(28)

	85.5	(8 980)	(1 452)

As at 31 December 2017, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 85 541 785 are held in treasury by AB InBev and its subsidiaries. All shares are new ordinary shares, except for 325 999 817 Restricted Shares. As at 31 December 2017, the total of authorized, un-issued capital amounts to 37m euro.

The treasury shares held by the company are reported in equity in Treasury shares.

The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev, rights are suspended.

The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. The restricted shares will be convertible at the election of the holder into new ordinary shares on a one-for-one basis with effect from the fifth anniversary of completion of the SAB combination. From completion of the SAB combination, such restricted shares will rank equally with the new ordinary shares with respect to dividends and voting rights.

The shareholders’ structure based on the notifications made to the company pursuant to the Belgian Law of 02 May 2007 on the disclosure of significant shareholdings in listed companies is included in the Corporate Governance section of AB InBev’s annual report.

CHANGES IN OWNERSHIP INTERESTS

In compliance with IFRS 10, the acquisition of additional shares in a subsidiary is accounted for as an equity transaction with owners.

During 2017, AB InBev purchased non-controlling interests in subsidiaries for a total consideration of 206m US dollar. As the related subsidiaries were already fully consolidated, the purchases did not impact AB InBev’s profit, but reduced the non-controlling interests and thus impacted the profit attributable to equity holders of AB InBev.

REPORT ACCORDING TO ARTICLE 624 OF THE BELGIAN COMPANIES CODE - PURCHASE OF OWN SHARES

During 2017, the company proceeded with the following sale transactions:

•	778 668 shares were granted to executives of the group according to the company’s executive remuneration policy;

•	3 025 512 shares were sold, as a result of the exercise of options granted to employees of the group.

At the end of the period, the group owned 85 541 785 own shares of which 85 000 000 were held directly by AB InBev. The par value of the shares is 0.61 euro. As a consequence, the shares that were sold during the year 2017 represent 2 783 038 US dollar (2 320 550 euro) of the subscribed capital and the shares that the company still owned at the end of 2017 represent 62 580 115 US dollar ( 52 180 489 euro) of the subscribed capital.

DIVIDENDS

On 25 October 2017, an interim dividend of 1.60 euro per share or 3 089m euro was approved by the Board of Directors. This interim dividend was paid out on 16 November 2017. On 28 February 2018, in addition to the interim dividend paid on 16 November 2017, a dividend of 2.00 euro per share or 3 867m euro was proposed by the Board of Directors, reflecting a total dividend payment for 2017 fiscal year of 3.60 euro per share or 6 956m euro.

On 27 October 2016, an interim dividend of 1.60 euro per share or 3 091m euro was approved by the Board of Directors. This interim dividend was paid out on 17 November 2016. On 26 April 2017, in addition to the interim dividend paid on 17 November 2016, a dividend of 2.00 euro per share or 3 856m euro was approved at the shareholders meeting, reflecting a total dividend payment for 2016 fiscal year of 3.60 euro per share or 6 947m euro. The dividend was paid out on 4 May 2017.

TRANSLATION RESERVES

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment hedges in conformity with IAS 39 Financial Instruments: Recognition and Measurement hedge accounting rules.

[16]	During 2016, the company reclassified the results of treasury shares to retained earnings

HEDGING RESERVES

The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent the hedged risk has not yet impacted profit or loss.

TRANSFERS FROM SUBSIDIARIES

The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries, and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 31 December 2017, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.

Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding tax, if applicable, generally does not exceed 15%.

DEFERRED SHARE INSTRUMENT

In a transaction related to the combination with Grupo Modelo, selected Grupo Modelo shareholders committed, upon tender of their Grupo Modelo shares, to acquire 23 076 922 AB InBev shares to be delivered within 5 years for a consideration of approximately 1.5 billion US dollar. The consideration was paid on 5 June 2013. Pending the delivery of the AB InBev shares, AB InBev will pay a coupon on each undelivered AB InBev share, so that the Deferred Share Instrument holders are compensated on an after tax basis, for dividends they would have received had the AB InBev shares been delivered to them prior to the record date for such dividend.

The deferred share instrument is classified as an equity instrument, in line with IAS 32, as the number of shares and consideration received are fixed. The coupon to compensate for the dividend equivalent is reported through equity. On 4 May 2017, the company paid a coupon of 2.00 euro per share or approximately 51m US dollar. On 16 November 2017, the company paid a coupon of 1.60 euro per share or approximately 42m US dollar.

STOCK LENDING

In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements for up to 19 million of its own ordinary shares. As of 31 December 2017, the outstanding balance of loaned securities amounted to 19 million, of which 17 million were used to fulfil stock option plan commitments. AB InBev shall pay any dividend equivalent, after tax in respect of the loaned securities. This payment will be reported through equity as dividend.

OTHER COMPREHENSIVE INCOME RESERVES

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation reserves	Hedging reserves	Post-employment benefits	Total OCI reserves

As per 1 January 2017	(14 758)	744	(1 612)	(15 626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 053	—	—	1 053
Cash flow hedges	—	(158)	—	(158)
Re-measurements of post-employment benefits	—	—	(53)	(53)
Total comprehensive income	1 053	(158)	(53)	842

As per 31 December 2017	(13 705)	586	(1 665)	(14 784)

Million US dollar	Translation reserves	Hedging reserves	Post-employment benefits	Total OCI reserves

As per 1 January 2016	(11 493)	(1 217)	(1 400)	(14 110)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 265)	—	—	(3 265)
Foreign exchange contracts recognized in equity in relation to the SAB combination	—	(7 099)	—	(7 099)
Foreign exchange contracts reclassified from equity
in relation to the SAB combination		8 837		8 837
Cash flow hedges	—	223	—	223
Re-measurements of post-employment benefits	—	—	(212)	(212)
Total comprehensive income	(3 265)	1 961	(212)	(1 516)

As per 31 December 2016	(14 758)	744	(1 612)	(15 626)

Million US dollar	Translation reserves	Hedging reserves	Post- employment benefits	Total OCI reserves

As per 1 January 2015	(5 336)	557	(1 447)	(6 226)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(6 157)	—	—	(6 157)
Foreign exchange contracts recognized in equity in relation to the SAB combination	—	(1 738)	—	(1 738)
Cash flow hedges	—	(36)	—	(36)
Re-measurements of post-employment benefits	—	—	47	47
Total comprehensive income	(6 157)	(1 774)	47	(7 884)

As per 31 December 2015	(11 493)	(1 217)	(1 400)	(14 110)

EARNINGS PER SHARE

The calculation of basic earnings per share for the year ended 31 December 2017 is based on the profit attributable to equity holders of AB InBev of 7 996m US dollar (31 December 2016: 1 241m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2017	2016	2015

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 934	1 606	1 607
Effect of restricted shares issued upon the SAB combination	—	94	—
Effect of shares issued and share buyback programs	—	(20)	(2)
Effect of stock lending	14	12	10
Effect of undelivered shares under the deferred share instrument	23	23	23

Weighted average number of ordinary and restricted shares at 31 December	1 971	1 717	1 638

The calculation of diluted earnings per share is based on the profit attributable to equity holders of AB InBev of 7 996m US dollar (31 December 2016: 1 241m US dollar; 31 December 2015: 8 273m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2017	2016	2015

Weighted average number of ordinary and restricted shares at 31 December	1 971	1 717	1 638
Effect of share options and restricted stock units	39	38	30

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 010	1 755	1 668

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2017	2016[17]	2015[1]

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	7 967	4 853	8 513
Exceptional items, before taxes (refer to Note 8)	(662)	(394)	136
Exceptional finance income/(cost), before taxes (refer to Note 8)	(693)	(3 356)	(214)
Exceptional taxes (refer to Note 8)	830	77	(201)
Exceptional non-controlling interest (refer to Note 8)	526	13	39
Profit from discontinued operations	28	48	—

Profit attributable to equity holders of AB InBev	7 996	1 241	8 273

The table below sets out the EPS calculation:

Million US dollar	2017	2016	2015

Profit attributable to equity holders of AB InBev	7 996	1 241	8 273
Weighted average number of ordinary and restricted shares	1 971	1 717	1 638
Basic EPS from continuing and discontinued operations	4.06	0.72	5.05

Profit from continuing operations attributable to equity holders of AB InBev	7 968	1 193	8 273
Weighted average number of ordinary and restricted shares	1 971	1 717	1 638
Basic EPS from continuing operations	4.04	0.69	5.05

Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	7 967	4 853	8 513
Weighted average number of ordinary and restricted shares	1 971	1 717	1 638
EPS from continuing operations before exceptional items	4.04	2.83	5.20

Profit attributable to equity holders of AB InBev	7 996	1 241	8 273
Weighted average number of ordinary and restricted shares (diluted)	2 010	1 755	1 668
Diluted EPS from continuing and discontinued operations	3.98	0.71	4.96

Profit from continuing operations attributable to equity holders of AB InBev	7 968	1 193	8 273
Weighted average number of ordinary and restricted shares (diluted)	2 010	1 755	1 668
Diluted EPS from continuing operations	3.96	0.68	4.96

Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	7 967	4 853	8 513
Weighted average number of ordinary and restricted shares (diluted)	2 010	1 755	1 668
Diluted EPS from continuing operations before exceptional items	3.96	2.77	5.10

[17]	Reclassified to conform to 2017 presentation.

The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. 5m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2017.